FAIR VALUE MEASUREMENTS AND ADDITIONAL DISCLOSURES ON FAIR VALUE HIERARCHY (Details) (BRL) In Millions	Dec. 31, 2010	Apr. 01, 2010	Dec. 31, 2009
Trading Securities [Line Items]
Trading assets, at fair value	140,003		73,529
Available-for-sale securities, at fair value	44,636		41,263
Investment Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Trading Securities [Line Items]
Derivative financial instruments	0		0
Available-for-sale securities, at fair value	21,498		17,179
Foreign Government Debt Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Trading Securities [Line Items]
Trading securities	9,036		937
Available-for-sale securities, at fair value	679		17
Foreign Government Debt Securities Argentina [Member] | Fair Value, Inputs, Level 1 [Member]
Trading Securities [Line Items]
Trading securities	293		179
Foreign Government Debt Securities United States [Member] | Fair Value, Inputs, Level 1 [Member]
Trading Securities [Line Items]
Trading securities	8,714		748
Available-for-sale securities, at fair value	679		17
Foreign Government Debt Securities Mexico [Member] | Fair Value, Inputs, Level 1 [Member]
Trading Securities [Line Items]
Trading securities	29		10
Foreign Government Debt Securities Russia [Member] | Fair Value, Inputs, Level 1 [Member]
Trading Securities [Line Items]
Trading securities	0		0
Foreign Government Debt Securities Chile [Member] | Fair Value, Inputs, Level 1 [Member]
Trading Securities [Line Items]
Trading securities	0		0
Available-for-sale securities, at fair value	0		0
Foreign Government Debt Securities Uruguay [Member] | Fair Value, Inputs, Level 1 [Member]
Trading Securities [Line Items]
Trading securities	0		0
Available-for-sale securities, at fair value	0		0
Foreign Government Debt Securities Other [Member] | Fair Value, Inputs, Level 1 [Member]
Trading Securities [Line Items]
Trading securities	0		0
Corporate Debt Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Trading Securities [Line Items]
Trading securities	2,461		815
Available-for-sale securities, at fair value	4,205		804
Marketable Equity Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Trading Securities [Line Items]
Marketable equity securities	1,825		1,139
Available-for-sale securities, at fair value	1,373		280
Derivative [Member] | Fair Value, Inputs, Level 1 [Member]
Trading Securities [Line Items]
Derivative financial instruments	0		0
Options Held [Member] | Fair Value, Inputs, Level 1 [Member]
Trading Securities [Line Items]
Derivative financial instruments	0		0
Forward Contracts [Member] | Fair Value, Inputs, Level 1 [Member]
Trading Securities [Line Items]
Derivative financial instruments	0		0
Swap [Member] | Fair Value, Inputs, Level 1 [Member]
Trading Securities [Line Items]
Derivative financial instruments	0		0
Credit Derivatives [Member] | Fair Value, Inputs, Level 1 [Member]
Trading Securities [Line Items]
Derivative financial instruments	0		0
Other Derivatives [Member] | Fair Value, Inputs, Level 1 [Member]
Trading Securities [Line Items]
Derivative financial instruments	0		0
Fair Value, Inputs, Level 1 [Member]
Trading Securities [Line Items]
Trading assets, at fair value	83,589		26,685
Available-for-sale securities, at fair value	21,498		17,179
Fair Value, Inputs, Level 1 [Member] | Domestic Government Securities [Member]
Trading Securities [Line Items]
Trading securities	69,600	23,572	23,572
Available-for-sale securities, at fair value	10,523		14,098
Fair Value, Inputs, Level 1 [Member] | Domestic Government External Debt Securities [Member]
Trading Securities [Line Items]
Trading securities	667		222
Available-for-sale securities, at fair value	4,718		1,980
Fair Value, Inputs, Level 1 [Member] | Foreign Government Debt Securities Portugal [Member]
Trading Securities [Line Items]
Available-for-sale securities, at fair value	0		0
Fair Value, Inputs, Level 1 [Member] | Foreign Government Debt Securities Austria [Member]
Trading Securities [Line Items]
Available-for-sale securities, at fair value	0		0
Fair Value, Inputs, Level 1 [Member] | Foreign Government Debt Securities Denmark [Member]
Trading Securities [Line Items]
Available-for-sale securities, at fair value	0		0
Fair Value, Inputs, Level 1 [Member] | Foreign Government Debt Securities Spain [Member]
Trading Securities [Line Items]
Available-for-sale securities, at fair value	0		0
Fair Value, Inputs, Level 1 [Member] | Foreign Government Debt Securities Paraguay [Member]
Trading Securities [Line Items]
Available-for-sale securities, at fair value	0		0
Fair Value, Inputs, Level 1 [Member] | Foreign Government Debt Securities Korea [Member]
Trading Securities [Line Items]
Available-for-sale securities, at fair value	0		0
Investment Funds [Member] | Fair Value, Inputs, Level 2 [Member]
Trading Securities [Line Items]
Derivative financial instruments	47,304		39,347
Available-for-sale securities, at fair value	21,492		22,013
Foreign Government Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Trading Securities [Line Items]
Trading securities	317		121
Available-for-sale securities, at fair value	3,880		7,226
Foreign Government Debt Securities Argentina [Member] | Fair Value, Inputs, Level 2 [Member]
Trading Securities [Line Items]
Trading securities	0		0
Foreign Government Debt Securities United States [Member] | Fair Value, Inputs, Level 2 [Member]
Trading Securities [Line Items]
Trading securities	0		0
Available-for-sale securities, at fair value	0		0
Foreign Government Debt Securities Mexico [Member] | Fair Value, Inputs, Level 2 [Member]
Trading Securities [Line Items]
Trading securities	0		0
Foreign Government Debt Securities Russia [Member] | Fair Value, Inputs, Level 2 [Member]
Trading Securities [Line Items]
Trading securities	45		0
Foreign Government Debt Securities Chile [Member] | Fair Value, Inputs, Level 2 [Member]
Trading Securities [Line Items]
Trading securities	248		77
Available-for-sale securities, at fair value	453		1,274
Foreign Government Debt Securities Uruguay [Member] | Fair Value, Inputs, Level 2 [Member]
Trading Securities [Line Items]
Trading securities	24		30
Available-for-sale securities, at fair value	185		475
Foreign Government Debt Securities Other [Member] | Fair Value, Inputs, Level 2 [Member]
Trading Securities [Line Items]
Trading securities	0		14
Corporate Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Trading Securities [Line Items]
Trading securities	786		1,320
Available-for-sale securities, at fair value	16,842		14,425
Marketable Equity Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Trading Securities [Line Items]
Marketable equity securities	0		3
Available-for-sale securities, at fair value	0		1,092
Derivative [Member] | Fair Value, Inputs, Level 2 [Member]
Trading Securities [Line Items]
Derivative financial instruments	7,292		5,121
Options Held [Member] | Fair Value, Inputs, Level 2 [Member]
Trading Securities [Line Items]
Derivative financial instruments	1,684		1,641
Forward Contracts [Member] | Fair Value, Inputs, Level 2 [Member]
Trading Securities [Line Items]
Derivative financial instruments	2,060		378
Swap [Member] | Fair Value, Inputs, Level 2 [Member]
Trading Securities [Line Items]
Derivative financial instruments	2,982		2,665
Credit Derivatives [Member] | Fair Value, Inputs, Level 2 [Member]
Trading Securities [Line Items]
Derivative financial instruments	0		0
Other Derivatives [Member] | Fair Value, Inputs, Level 2 [Member]
Trading Securities [Line Items]
Derivative financial instruments	566		437
Fair Value, Inputs, Level 2 [Member]
Trading Securities [Line Items]
Trading assets, at fair value	55,760		46,325
Available-for-sale securities, at fair value	21,492		22,013
Fair Value, Inputs, Level 2 [Member] | Domestic Government Securities [Member]
Trading Securities [Line Items]
Trading securities	61	413	413
Available-for-sale securities, at fair value	0		11
Fair Value, Inputs, Level 2 [Member] | Domestic Government External Debt Securities [Member]
Trading Securities [Line Items]
Trading securities	0		0
Available-for-sale securities, at fair value	0		0
Fair Value, Inputs, Level 2 [Member] | Foreign Government Debt Securities Portugal [Member]
Trading Securities [Line Items]
Available-for-sale securities, at fair value	0		26
Fair Value, Inputs, Level 2 [Member] | Foreign Government Debt Securities Austria [Member]
Trading Securities [Line Items]
Available-for-sale securities, at fair value	0		213
Fair Value, Inputs, Level 2 [Member] | Foreign Government Debt Securities Denmark [Member]
Trading Securities [Line Items]
Available-for-sale securities, at fair value	2,016		1,971
Fair Value, Inputs, Level 2 [Member] | Foreign Government Debt Securities Spain [Member]
Trading Securities [Line Items]
Available-for-sale securities, at fair value	734		1,093
Fair Value, Inputs, Level 2 [Member] | Foreign Government Debt Securities Paraguay [Member]
Trading Securities [Line Items]
Available-for-sale securities, at fair value	256		417
Fair Value, Inputs, Level 2 [Member] | Foreign Government Debt Securities Korea [Member]
Trading Securities [Line Items]
Available-for-sale securities, at fair value	236		1,757
Investment Funds [Member] | Fair Value, Inputs, Level 3 [Member]
Trading Securities [Line Items]
Derivative financial instruments	0		0
Available-for-sale securities, at fair value	1,646		2,071
Foreign Government Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Trading Securities [Line Items]
Trading securities	0		0
Available-for-sale securities, at fair value	0		0
Foreign Government Debt Securities Argentina [Member] | Fair Value, Inputs, Level 3 [Member]
Trading Securities [Line Items]
Trading securities	0		0
Foreign Government Debt Securities United States [Member] | Fair Value, Inputs, Level 3 [Member]
Trading Securities [Line Items]
Trading securities	0		0
Available-for-sale securities, at fair value	0		0
Foreign Government Debt Securities Mexico [Member] | Fair Value, Inputs, Level 3 [Member]
Trading Securities [Line Items]
Trading securities	0		0
Foreign Government Debt Securities Russia [Member] | Fair Value, Inputs, Level 3 [Member]
Trading Securities [Line Items]
Trading securities	0		0
Foreign Government Debt Securities Chile [Member] | Fair Value, Inputs, Level 3 [Member]
Trading Securities [Line Items]
Trading securities	0		0
Available-for-sale securities, at fair value	0		0
Foreign Government Debt Securities Uruguay [Member] | Fair Value, Inputs, Level 3 [Member]
Trading Securities [Line Items]
Trading securities	0		0
Available-for-sale securities, at fair value	0		0
Foreign Government Debt Securities Other [Member] | Fair Value, Inputs, Level 3 [Member]
Trading Securities [Line Items]
Trading securities	0		0
Corporate Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Trading Securities [Line Items]
Trading securities	157		91
Available-for-sale securities, at fair value	1,326		1,737
Marketable Equity Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Trading Securities [Line Items]
Marketable equity securities	0		0
Available-for-sale securities, at fair value	0		0
Derivative [Member] | Fair Value, Inputs, Level 3 [Member]
Trading Securities [Line Items]
Derivative financial instruments	497		428
Options Held [Member] | Fair Value, Inputs, Level 3 [Member]
Trading Securities [Line Items]
Derivative financial instruments	68		178
Forward Contracts [Member] | Fair Value, Inputs, Level 3 [Member]
Trading Securities [Line Items]
Derivative financial instruments	0		0
Swap [Member] | Fair Value, Inputs, Level 3 [Member]
Trading Securities [Line Items]
Derivative financial instruments	5		235
Credit Derivatives [Member] | Fair Value, Inputs, Level 3 [Member]
Trading Securities [Line Items]
Derivative financial instruments	261		15
Other Derivatives [Member] | Fair Value, Inputs, Level 3 [Member]
Trading Securities [Line Items]
Derivative financial instruments	163		0
Fair Value, Inputs, Level 3 [Member]
Trading Securities [Line Items]
Trading assets, at fair value	654		519
Available-for-sale securities, at fair value	1,646		2,071
Fair Value, Inputs, Level 3 [Member] | Domestic Government Securities [Member]
Trading Securities [Line Items]
Trading securities	0	0	0
Available-for-sale securities, at fair value	320		334
Fair Value, Inputs, Level 3 [Member] | Domestic Government External Debt Securities [Member]
Trading Securities [Line Items]
Trading securities	0		0
Available-for-sale securities, at fair value	0		0
Fair Value, Inputs, Level 3 [Member] | Foreign Government Debt Securities Portugal [Member]
Trading Securities [Line Items]
Available-for-sale securities, at fair value	0		0
Fair Value, Inputs, Level 3 [Member] | Foreign Government Debt Securities Austria [Member]
Trading Securities [Line Items]
Available-for-sale securities, at fair value	0		0
Fair Value, Inputs, Level 3 [Member] | Foreign Government Debt Securities Denmark [Member]
Trading Securities [Line Items]
Available-for-sale securities, at fair value	0		0
Fair Value, Inputs, Level 3 [Member] | Foreign Government Debt Securities Spain [Member]
Trading Securities [Line Items]
Available-for-sale securities, at fair value	0		0
Fair Value, Inputs, Level 3 [Member] | Foreign Government Debt Securities Paraguay [Member]
Trading Securities [Line Items]
Available-for-sale securities, at fair value	0		0
Fair Value, Inputs, Level 3 [Member] | Foreign Government Debt Securities Korea [Member]
Trading Securities [Line Items]
Available-for-sale securities, at fair value	0		0
Investment Funds [Member]
Trading Securities [Line Items]
Derivative financial instruments	47,304		39,347
Available-for-sale securities, at fair value	770		1,259
Domestic Government Securities [Member]
Trading Securities [Line Items]
Trading securities	69,661		23,985
Available-for-sale securities, at fair value	10,843		14,443
Domestic Government External Debt Securities [Member]
Trading Securities [Line Items]
Trading securities	667		222
Available-for-sale securities, at fair value	4,718		1,980
Foreign Government Debt Securities [Member]
Trading Securities [Line Items]
Trading securities	9,353		1,058
Available-for-sale securities, at fair value	4,559		7,243
Foreign Government Debt Securities Argentina [Member]
Trading Securities [Line Items]
Trading securities	293		179
Foreign Government Debt Securities United States [Member]
Trading Securities [Line Items]
Trading securities	8,714		748
Available-for-sale securities, at fair value	679		17
Foreign Government Debt Securities Mexico [Member]
Trading Securities [Line Items]
Trading securities	29		10
Foreign Government Debt Securities Russia [Member]
Trading Securities [Line Items]
Trading securities	45		0
Foreign Government Debt Securities Chile [Member]
Trading Securities [Line Items]
Trading securities	248		77
Available-for-sale securities, at fair value	453		1,274
Foreign Government Debt Securities Uruguay [Member]
Trading Securities [Line Items]
Trading securities	24		30
Available-for-sale securities, at fair value	185		475
Foreign Government Debt Securities Other [Member]
Trading Securities [Line Items]
Trading securities	0		14
Corporate Debt Securities [Member]
Trading Securities [Line Items]
Trading securities	3,404		2,226
Available-for-sale securities, at fair value	22,373		14,966
Marketable Equity Securities [Member]
Trading Securities [Line Items]
Marketable equity securities	1,825		1,142
Available-for-sale securities, at fair value	1,373		1,372
Derivative [Member]
Trading Securities [Line Items]
Derivative financial instruments	7,789		5,549
Options Held [Member]
Trading Securities [Line Items]
Derivative financial instruments	1,752		1,819
Swap [Member]
Trading Securities [Line Items]
Derivative financial instruments	2,987		2,900
Credit Derivatives [Member]
Trading Securities [Line Items]
Derivative financial instruments	261		15
Forward Contracts [Member]
Trading Securities [Line Items]
Derivative financial instruments	2,060		378
Other Derivatives [Member]
Trading Securities [Line Items]
Derivative financial instruments	729		437
Foreign Government Debt Securities Portugal [Member]
Trading Securities [Line Items]
Available-for-sale securities, at fair value	0		26
Foreign Government Debt Securities Austria [Member]
Trading Securities [Line Items]
Available-for-sale securities, at fair value	0		213
Foreign Government Debt Securities Denmark [Member]
Trading Securities [Line Items]
Available-for-sale securities, at fair value	2,016		1,971
Foreign Government Debt Securities Spain [Member]
Trading Securities [Line Items]
Available-for-sale securities, at fair value	734		1,093
Foreign Government Debt Securities Paraguay [Member]
Trading Securities [Line Items]
Available-for-sale securities, at fair value	256		417
Foreign Government Debt Securities Korea [Member]
Trading Securities [Line Items]
Available-for-sale securities, at fair value	236		1,757